Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00166667	$ 0.00166667
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	8,967,748	6,905,248
Ordinary shares, outstanding	8,967,748	6,905,248